RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Due to related parties
Conversion of stock, shares converted	25,080
Advances
Due to related parties
Advance due to related parties	$ 104,568		$ 104,568
Advances | Director
Due to related parties
Advance due to related parties		$ 325,000
Accrued Salary
Due to related parties
Advance due to related parties	100,649		100,649
Expense Reimbursements
Due to related parties
Advance due to related parties	$ 126,706		$ 126,706